Summary of Universal and Universal Variable Life Insurance Contracts With No Larger Guarantees Invested in general and Separate Accounts (Detail) - Universal Life [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts
General account value		$ 3,637	$ 2,991
Separate account value		2,350	2,117
Adjusted insurance in force	[1]	$ 61,489	$ 55,053
Average age	[2]	51 years	51 years

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
[2]	Represents the weighted average attained age of contractholders at the respective date.